STOCK-BASED COMPENSATION AND OTHER BENEFIT PLANS - Schedule of Recognized Stock-based Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2025	Jan. 31, 2024
Cost of revenue:
Total stock-based compensation expense	$ 21,248	$ 19,029	$ 12,188
Income tax benefits related to stock-based compensation (before consideration of valuation allowances)	3,143	2,798	1,615
Total stock-based compensation, net of taxes	18,105	16,231	10,573
Cost of revenue: | Software
Cost of revenue:
Total stock-based compensation expense	32	25	(9)
Cost of revenue: | Software service
Cost of revenue:
Total stock-based compensation expense	1,730	1,553	1,071
Cost of revenue: | Professional service and other
Cost of revenue:
Total stock-based compensation expense	538	501	355
Research and development
Cost of revenue:
Total stock-based compensation expense	1,872	1,633	2,232
Selling, general and administrative
Cost of revenue:
Total stock-based compensation expense	$ 17,076	$ 15,317	$ 8,539